FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001

             Check here if Amendment [ ]; Amendment Number:________

                        This Amendment (Check only one):

                              [ ] is a restatement
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-_____________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:



-----------------------------------------------------
(Signature)

New York, New York
-----------------------------------------------------
(City, State)

May 14, 2001
-----------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $220,115 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission

List of Other Included Managers:

         None



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                                   FORM 13F
              Name of Reporting Manager: Sandell Asset Management

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NAME OF ISSUER                 TITLE OF        CUSIP          VALUE    SHARES OR  SH/  PUT/  INVESTMENT      VOTING AUTHORITY
                               CLASS           NUMBER        (X$1000)  PRN AMT    PRN  CALL  DISCRETION   SOLE     SHARED    NONE

Agile Software Corp.             COM           00846U-10-1     9,730     883,300  SH         SOLE        883,300
Dallas Semiconductor Corp.       COM           235204-10-4     4,942     190,000  SH         SOLE        190,000
Tyson Foods Inc.                 COM CL A      902494-10-3       372      27,600  SH         SOLE         27,600
AES Corp.                        COM           00130H-10-5     1,019      20,391  SH         SOLE         20,391
Litton Industries Inc.           COM           538021-10-6    84,861   1,056,400  SH         SOLE      1,056,400
Northrop Grumman Corp.           COM           666807-10-2     1,305      15,000  SH         SOLE         15,000
Old Kent Financial Corp.         COM           679833-10-3     6,650     175,000  SH         SOLE        175,000
UTI Energy Corp.                 COM           903387-10-8     3,778     124,900  SH         SOLE        124,900
Morrison Management
 Specialists Inc.                COM           618459-10-1     1,596      40,000  SH         SOLE         40,000
Delhaize America Inc.            COM CL A      246688-10-5     1,266      62,500  SH         SOLE         62,500
Encal Energy Ltd.                COM           29250D-10-7    31,599   4,255,500  SH         SOLE      4,255,500
Mackenzie Financial Corp.        COM           554531-10-3    61,304   3,400,000  SH         SOLE      3,400,000
Bank United Corp.                LIT.RTS CONT. 065416-11-7       113     450,800  SH         SOLE        450,800
IPB Inc.                         COM           449223-10-6    11,582     706,200  SH         SOLE        706,200

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